INVESTMENTS IN SUBSIDIARIES - Book values of material NCIs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
LLP "KaR-Tel"
Investments in subsidiaries
Book values of material NCIs	$ 252	$ 253
LLC "Sky Mobile"
Investments in subsidiaries
Book values of material NCIs	167	164
Global Telecom Holding S.A.E
Investments in subsidiaries
Book values of material NCIs	(778)	(219)
Omnium Telecom Algerie S.p.A
Investments in subsidiaries
Book values of material NCIs	$ 1,235	$ 1,332